September 29, 2023

Via EDGAR Transmission

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of the FIS Knights of Columbus Global Belief ETF (the “Fund”), a series of NEOS ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for the Fund that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, dated September 28, 2023 (the “Amendment”); and (ii) the text of the Amendment with respect to the Fund was filed electronically with the Securities and Exchange Commission on September 26, 2023, accession number 0001387131-23-011558.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Stench
Bibb L. Strench